Investee Companies and Other Investments (Narrative) (Details) - 6 months ended Jun. 30, 2021 € in Thousands, ₪ in Thousands	EUR (€)	ILS (₪)
Disclosure of associates [line items]
Amount financial agreement guarantees by direct share	€ 43,873	₪ 170,000
Amount financial agreement guarantees by indirect share	€ 4,129	₪ 16,000
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds	18.75%	18.75%
License expiration date	May 2034	May 2034